Financial Assets At Fair Value Through Profit Or Loss, Stock Loan And Derivative Financial Assets - Disclosure of detailed information about financial assets at fair value through profit or loss stock loan and derivative financial assets (Detail) - HKD ($)
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Financial Assets At Fair Value Through Profit Or Loss Stock Loan And Derivative Financial Assets [Line Items]
Financial assets at fair value through profit or loss, other than stock loan	$ 1,436,656,772	$ 2,574,695,685
Stock loan	284,939,600	211,331,400
Derivative financial assets	1,445,309,895	969,894,519
Total financial assets at fair value through profit or loss	3,166,906,267	3,755,921,604
Listed equity shares, at quoted price	951,631,782	1,055,407,260
Unlisted equity shares	769,964,590	1,730,619,825
Derivative financial Asset	1,445,309,895	969,894,519
Financial assets at fair value through profit or loss and stock loan	$ 3,166,906,267	$ 3,755,921,604